Condensed Consolidated Statements of Profit or Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [Abstract]
Revenue	$ 12,664	$ 8,798
Cost of revenue	4,390	4,065
Gross profit	8,274	4,733
Operating expenses:
Research and development expenses	1,948	2,283
Selling and marketing expenses	6,472	5,658
General and administrative expenses	2,286	4,249
Impairment of goodwill	6,311	569
Total operating expenses	17,017	12,759
Operating loss	8,743	8,026
Financial expense	177	282
Financial income	(293)	(272)
Financial expense (income), net	(116)	10
Loss before taxes on income	8,627	8,036
Tax benefit	(238)	(151)
Loss for the period	$ 8,389	$ 7,885
Basic loss per share (in Dollars per share)	$ (0.25)	$ (0.26)